[COLUMBIA MANAGEMENT LOGO]

PRELIMINARY PROSPECTUS DATED FEBRUARY 10, 2006
SUBJECT TO COMPLETION

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


                                       -----------------------------------------
                                        Nations High Yield Bond Portfolio
                                        Nations Separate Account Trust

                                        May 1, 2006

                                        Prospectus -- Class A Shares
                                       -----------------------------------------











                                        THE SECURITIES AND EXCHANGE COMMISSION
                                        (SEC) HAS NOT APPROVED OR DISAPPROVED
                                        THESE SECURITIES OR DETERMINED IF THIS
                                        PROSPECTUS IS TRUTHFUL OR COMPLETE.

                                        ANY REPRESENTATION TO THE CONTRARY IS A
                                        CRIMINAL OFFENSE.




------------------------------------
                   MAY LOSE VALUE
NOT FDIC-INSURED
                  NO BANK GUARANTEE
------------------------------------

AN OVERVIEW OF THE PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 28.

YOUR INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIO.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about one Nations Separate Account Trust portfolio, Nations High Yield Bond Portfolio (the "Portfolio"). The Portfolio is the underlying investment vehicle for certain variable annuity and/or variable life insurance separate accounts issued by leading life insurance companies. Please read this prospectus carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Class A shares of the Portfolio.

ABOUT THE PORTFOLIO

The Portfolio focuses on the potential to earn income by investing primarily in fixed income securities and on the potential to earn income by investing primarily in high yield debt securities. High yield bond portfolios offer the opportunity for higher levels of income than other corporate bond portfolios.

High yield debt securities, like all fixed income securities, have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of high yield debt securities, most importantly credit risk. High yield debt securities are generally more sensitive to credit risk than other types of fixed income securities.

In every case, there's a risk that you'll lose money or that you may not earn as much as you expect.

CHOOSING THE RIGHT PORTFOLIO FOR YOU

Not every Portfolio is right for every investor. When you're choosing a Portfolio to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations High Yield Bond Portfolio focuses on the potential to earn income. It may be suitable for you if:

  - you're looking for income

  - you want to diversify your existing portfolio

  - you have longer-term investment goals

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with fixed income securities, particularly high yield debt securities

  - you're seeking preservation of capital and stability of share price

You'll find a discussion of the Portfolio's investment objective, principal investment strategies and risks in the Portfolio description that starts on page 5.

FOR MORE INFORMATION

If you have any questions about the Portfolio, please call us at 1.800.353.0828 or contact your investment professional.

You'll find more information about the Portfolio in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Portfolio's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Portfolio
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE PORTFOLIO. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE PORTFOLIO. THE ADVISER AND COLUMBIA FUNDS HAVE ENGAGED A SUB-ADVISER, WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT THE ADVISER AND THE SUB-ADVISER STARTING ON PAGE 13.

--------------------------------------------------------------------------------


NATIONS HIGH YIELD BOND PORTFOLIO                                5
Sub-adviser: MacKay Shields LLC
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     10
------------------------------------------------------------------
HOW THE PORTFOLIO IS MANAGED                                    13

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and transferring shares                       16
  How selling and servicing agents are paid                     20
  Distributions and taxes                                       22
  Legal matters                                                 23
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            24
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 26
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   28
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

NATIONS HIGH YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE PORTFOLIO'S INVESTMENT ADVISER AND MACKAY SHIELDS LLC (MACKAY SHIELDS) IS ITS SUB-ADVISER. MACKAY SHIELDS' HIGH YIELD PORTFOLIO MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT MACKAY SHIELDS AND ITS HIGH YIELD PORTFOLIO MANAGEMENT TEAM ON PAGE 13.

HIGH YIELD DEBT SECURITIES

THIS PORTFOLIO INVESTS PRIMARILY IN HIGH YIELD DEBT SECURITIES, WHICH ARE OFTEN REFERRED TO AS "JUNK BONDS." HIGH YIELD DEBT SECURITIES OFFER THE POTENTIAL FOR HIGHER INCOME THAN OTHER KINDS OF DEBT SECURITIES WITH SIMILAR MATURITIES, BUT THEY ALSO HAVE HIGHER CREDIT RISK.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks maximum income by investing in a diversified portfolio of high yield debt securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Portfolio will invest at least 80% of its assets in domestic and foreign corporate high yield debt securities. These securities are not rated investment grade, but generally will be rated "BB" or "B" by
                   Standard & Poor's Corporation. The team may choose unrated securities if it believes they are of comparable quality at the time of investment. The Portfolio is not managed to a specific duration. Its duration will generally track the
                   CSFB High Yield Index.

The Portfolio invests primarily in:

  - Domestic corporate high yield debt securities, including private placements

  - U.S. dollar-denominated foreign corporate high yield debt securities, including private placements

  - Zero-coupon bonds

  - U.S. government obligations

  - Equity securities (up to 20% of its assets), which may include convertible securities

The Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

When selecting investments for the Portfolio, the team:

  - focuses on individual security selection ("bottom-up" analysis)

  - uses fundamental credit analysis

  - emphasizes current income while attempting to minimize risk to principal

  - seeks to identify a catalyst for capital appreciation such as an operational or financial restructuring

  - tries to manage risk by diversifying the Portfolio's investments across securities of many different issuers

The team may sell a security when its market price rises above the target price the team has set, when it believes there has been a deterioration in an issuer's fundamentals, such as earnings, sales or management, or an issuer's credit quality, or to maintain portfolio diversification, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations High Yield Bond Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      - CREDIT RISK -- The types of securities in which the Portfolio typically invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - CHANGING DISTRIBUTION LEVELS -- The level of monthly income distributions paid by the Portfolio depends on the amount of income paid by the securities the Portfolio holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      - INTEREST RATE RISK -- The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - LIQUIDITY RISK -- There is a risk that a security held by the Portfolio cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

      - FOREIGN INVESTMENT RISK -- Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.

CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE PORTFOLIO'S CURRENT YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. A
                   PORTFOLIO'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Portfolio's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004     2005
               ----     ----     ----     ----     ----
               8.32%    2.18%   31.20%   11.40%   2.15%%




      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND QUARTER 2003:          10.75%
         WORST: 3RD QUARTER 2002:         -5.88%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

      The table shows the Portfolio's average annual total return for each period, compared with the CSFB High Yield Index, an unmanaged index that mirrors the high yield debt market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                             LIFE OF
                                                          1 YEAR   5 YEARS    FUND*
         NATIONS HIGH YIELD BOND PORTFOLIO                2.15%    10.57%     8.50%



         CSFB HIGH YIELD INDEX (REFLECTS NO DEDUCTIONS
           FOR FEES OR EXPENSES)                          2.26%     9.83%    8.00%(1)

      *THE INCEPTION DATE OF CLASS A SHARES OF NATIONS HIGH YIELD BOND PORTFOLIO
       IS JULY 7, 2000. THE RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

      (1)PERFORMANCE INFORMATION IS FROM JUNE 30, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM A PORTFOLIO'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE PORTFOLIO AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, ADMINISTRATION, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE PORTFOLIO MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Portfolio. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy.
                   This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fees and expense information can be found in the section -- HYPOTHETICAL INVESTMENT AND EXPENSE
                   INFORMATION.

         SHAREHOLDER FEES
         (Fees paid directly from your investment)
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES



         (Expenses that are deducted from the Portfolio's assets)



         Management fees                                                0.78%



         Distribution (12b-1) and shareholder servicing fees            0.00%(1)



         Other expenses                                                 0.09%
                                                                         --------



         Total annual Portfolio operating expenses                      0.87%



         Fee waivers and/or reimbursements                             (0.27)%(2)
                                                                         --------



         Total net expenses                                             0.60%
                                                                         ========

      (1)It is expected that the Board of Nations Separate Account Trust will consider eliminating the Rule 12b-1 plan for the Class A shares. If the Board approves the elimination of the plan, such elimination would be effective on or before the closing, expected to occur on May 1, 2006 (the "Closing"). If the Board does not approve the elimination of such plan, Columbia Management Distributors, Inc. and/or its affiliates has contractually committed to permanently waive all Rule 12b-1 plan fees for the Class A shares effective on or before the Closing, Such contractual commitment may not be discontinued without prior approval by the Class A shareholders.

      (2)Columbia Management Advisors, LLC has contractually agreed to waive advisory fees and reimburse the Portfolio for certain expenses so that the Total annual Portfolio operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% for one year after the Closing.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire April 30, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $61      $251      $456      $1,048

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about the Portfolio's investment objective, principal investment strategies and risks in the descriptions starting on page
5. The following are some other risks and information you should consider before you invest:

      - Nations Separate Account Trust has obtained exemptive relief from the SEC relating to the sale of shares to life insurance companies and qualified plans. Accordingly, the Portfolio may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in Nations Separate Account Trust and the interests of qualified plans investing in Nations Separate Account Trust may conflict. Nations Separate Account Trust currently does not foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Portfolio can be changed without shareholder approval. The 80% Policy of the Portfolio may be changed without shareholder approval by giving the shareholder at least 60 days notice.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Portfolio may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Portfolio becomes a feeder fund it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Portfolio may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest its assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Portfolio.

      - FOREIGN INVESTMENT RISK -- Portfolios that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If the Portfolio invests in emerging markets there may be other risks involved, such as those of immature economics and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- The Portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- The Portfolio may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Portfolios in the Columbia Funds Family, including investment advisory, investment sub-advisory, distribution, administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Portfolio. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TRANSACTION COSTS -- The Portfolio may incur significant transaction costs that are in addition to the total annual Portfolio operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Portfolio's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Portfolio's transactions costs are not.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Portfolio's SAI and on the Columbia Funds' website. In addition, a complete list of the Portfolio's holdings for each calendar quarter will be available on the Columbia Funds website at www.columbiafunds.com under Fund Portfolio Data and will remain available on the linked website as part of the Trust's filings with the SEC.

      - PORTFOLIO TURNOVER -- A Portfolio that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Portfolio's returns. The Portfolio generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading.

How the Portfolio is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Nations Separate Account Trust Portfolio offered in this prospectus. Nations Separate Account Trust is a series of mutual funds that provides underlying investment alternatives for certain variable annuity contracts and/or variable life insurance policies.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Nations Separate Account Trust pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. The Adviser uses part of this money to pay the investment sub-adviser for the services it provides to the Portfolio.

The Adviser has agreed to waive fees and/or reimburse certain expenses for the Portfolio. You'll find a discussion of any waiver and/or reimbursement in the Portfolio description. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the annual report.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Portfolio's last fiscal year, after waivers and/or reimbursements. Certain Nations Separate Account Trust Portfolios have a breakpoint schedule for their advisory fees. Please refer to the fee table of the Portfolio for the specifics of any applicable breakpoint schedule.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  NATIONS HIGH YIELD BOND PORTFOLIO                           0.55%        0.55%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser engage an investment sub-adviser for the Portfolio to make day-to-day investment decisions for the Portfolio. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-adviser and evaluates the Portfolio's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Portfolio:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Portfolio have applied for relief from the SEC to permit the Portfolio to act on many of the Adviser's recommendations with approval only by the Board and not by Portfolio shareholders. The Adviser or the Portfolio would inform the Adviser's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Portfolio obtain the relief, the Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Nations Separate Account Trust and the Adviser have engaged the following sub-adviser to provide day-to-day portfolio management for the Portfolio. The sub-adviser functions under the supervision of the Adviser and the Board of Nations Separate Account Trust. Information about the sub-adviser and the portfolio managers and/or team members of the sub-adviser that are responsible for the day-to-day investment decisions for the Portfolio is provided below. The SAI provides additional information about the compensation of these portfolio managers/team members, other accounts managed by the portfolio managers/team members and the portfolio managers'/team members' ownership of securities in the Portfolio.

--------------------------------------------------------------------------------

MACKAY SHIELDS LLC

9 WEST 57TH STREET
NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------


MACKAY SHIELDS LLC

Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. As of June 30, 2004 the firm's 86 investment professionals manage more than $37 billion in assets, including over $15 billion in high yield assets.


MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Nations High Yield Bond Portfolio.

J. MATTHEW PHILO, CFA Matt Philo is a Senior Managing Director of MacKay Shields and is a Portfolio Manager/Research Analyst on the High Yield Portfolio Management Team. Mr. Philo was promoted to Senior Managing Director in the fourth quarter of 2004 and promoted to Managing Director in the first quarter of 2000. Mr. Philo joined MacKay Shields in 1996 from Thorsell, Parker Partners Inc. where he was an analyst and portfolio manager focusing on mid-cap companies. He was previously with Moran Asset Management as an equity portfolio manager and analyst. Mr. Philo became a holder of the Chartered Financial Analyst designation in 1993. He received a BA in Economics from the State University of New York at Albany and a MBA in Finance from New York University. Mr. Philo has been in the investment management and research industry since 1984.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


The Portfolio is distributed by Columbia Management Distributors, Inc., a registered broker/dealer and is an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Portfolio and is responsible for overseeing the administrative operations of the Portfolio. The Portfolio pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Portfolio and is paid monthly, as follows:

  NATIONS HIGH YIELD BOND PORTFOLIO                              0.23%


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services, Inc., (Transfer Agent) is the transfer agent for the Portfolio's shares and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and transferring shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING SHARES OF THE PORTFOLIO. SELLING AGENT OR SERVICING AGENT (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS, PARTICIPATING LIFE INSURANCE COMPANIES, AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


Nations Separate Account Trust Portfolios are available only to owners of variable annuity contracts and/or variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Portfolio.

SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Portfolio's long-term shareholders may be adversely affected by certain short-term trading activity by Portfolio shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Portfolio shares held by long-term shareholders and have other adverse effects on the Portfolio. This type of excessive short-term trading activity is referred to herein as "market timing." The Portfolio is not intended as a vehicle for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Portfolio to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Portfolio by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Portfolio's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Portfolio's ability to provide the maximum investment return to all participants. Certain Portfolios may be more susceptible to these negative effects of market timing. For example, Portfolios that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. The Portfolios that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Shares of the Portfolio are held through insurance company separate accounts. Accordingly, essentially all purchase, redemption, and transfer orders are received through omnibus accounts, in which shares are held in the name of an insurance company on behalf of multiple variable product owners. Transaction requests submitted to the Portfolio reflect the netting of transactions of multiple variable product owners whose individual transactions are not disclosed to the Portfolio. Therefore, Columbia Funds typically is not able to identify trading by a particular variable product owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, Columbia Funds monitors each separate account's daily purchase and redemption orders, which reflect the aggregate and net result of all purchase, redemption, and transfer activity of all variable product owners in that separate account. If Columbia Funds detects that a separate account has conducted two "round trips" (as defined below) in a Portfolio that are deemed material by Columbia Funds in any 28-day period or if, in the opinion of Columbia Funds, the separate account's prior history may be consistent with a pattern of market timing by variable product owners, Columbia Funds will request that the insurance company research the source of the activity and determine whether a particular variable product owner is engaging in market timing in violation of Columbia Funds' policy. If an insurance company determines that a variable product owner has conducted two round trips that are deemed material by Columbia Funds in any 28-day period, Columbia Funds' will generally require rejection of such variable product owner's future purchase orders, including transfer purchase orders, involving any Portfolio. In addition, if Columbia Funds determines that any variable product owner or separate account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders, involving the same or any other Portfolio. In any event, Columbia Funds also retains the right to reject any order to buy or transfer shares and also retains the right to modify these market timing policies at any time without prior notice to shareholders. The right to redeem shares of a Portfolio are not affected by any of these limits.

For these purposes, a "round trip" is a purchase by any means into a Portfolio followed by a redemption, of any amount, by any means out of the same Portfolio. Under this definition, a transfer into a Portfolio followed by a transfer out of the same Portfolio is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an insurance company, adviser, selling agent or trust department, generally will not be considered to be under common ownership or control. The two round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate trading activity at the request of Columbia Funds, stop activity that proves to be against Columbia Funds' policies or implement Columbia Funds' market timing policies and practices. Columbia Funds must rely, in large part, on the rights, ability, and willingness of insurance companies to detect and deter market timing. Columbia Funds' policies are separate from, and in addition to, any policies and procedures adopted by an insurance company relating to variable product owner transactions. Certain insurance companies have different policies regarding monitoring and restricting market timing in the underlying variable product owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Columbia Funds' practices. For example, the terms and conditions of certain existing insurance contracts between an insurance company and a variable product owner may limit the ability of the insurance company to address frequent trading activity by the variable product owner. If the policy of an insurance company is to follow the market timing policy of the underlying investment options, then the policies and practices of the Columbia Funds discussed herein will be implemented by such insurance company. The prospectus that describes your annuity contract and/or life insurance policy will contain a description of the insurance company's policies and procedures, if any, with respect to market timing. Columbia Funds reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, insurance company separate accounts. In addition, Columbia Funds reserves the right to remove any insurance company from its platform that does not cooperate with the Portfolio's effort to deter market timing.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that either Columbia Funds' or the insurance companies' policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Portfolio which may result in certain variable product owners being able to market time a Portfolio while the other variable product owners in that Portfolio bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Portfolio shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

HOW SHARES ARE PRICED

All transactions are based on the price of the Portfolio's shares -- or its net asset value per share. We calculate net asset value per share for the Portfolio at the end of each business day. First, we calculate the net asset value for the Portfolio by determining the value of the Portfolio's assets and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors hold in the Portfolio.

VALUING SECURITIES IN A PORTFOLIO

The value of the Portfolio's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and (4) a security whose market price is not available from a pre-established pricing service. In addition, the Portfolio may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which the Portfolio's share price is calculated. Foreign exchanges typically close before the time as of which Portfolio shares prices are calculated, and may be closed altogether on some days the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Portfolios that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold.

How selling and servicing agents are paid
(PERCENT SIGN GRAPHIC)

Selling and servicing agents usually receive compensation based on your investment in the Portfolio. Selling and servicing agents typically pay a portion of the compensation they receive to their investment professionals.

--------------------------------------------------------------------------------

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED.

--------------------------------------------------------------------------------


DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents may be compensated for selling shares and providing services to investors under a distribution plan and shareholder servicing plans.

The Distributor and selling and servicing agents may receive a maximum annual distribution (12b-1) fee of 0.25% for selling shares of variable annuity contracts and/or variable life insurance policies with whom the selling agents have a relationship.

It is expected that the Board of Nations Separate Account Trust will consider eliminating the Rule 12b-1 plan for the Class A shares. If the Board approves the elimination of the plan, such elimination would be effective on or before the closing. If the Board does not approve the elimination of such plan, the Distributor and/or its affiliates has contractually committed to permanently waive all Rule 12b-1 plan fees for the Class A shares effective on or before Closing, Such contractual commitment may not be discontinued without prior approval by the Class A shareholders.

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Portfolio's assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Portfolio pays these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other cash compensation relating to the sale, promotion and marketing of the Portfolio

  - additional amounts on all sales of shares:

    - up to 1.00% of the offering price per share

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Portfolio, is discretionary and may be available only to selected selling agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling agents also may receive compensation for opening or servicing a minimum number of accounts.
The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Portfolio for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Portfolio, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Portfolio, including, for example, presenting the Portfolio on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Portfolio shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Portfolio and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes

(TAXES GRAPHIC)

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A portfolio can also have capital gain if the value of its investments increases. If a portfolio sells an investment at a gain, the gain is realized. If a portfolio continues to hold the investment, any gain is unrealized.

A mutual fund is generally not subject to federal income tax as long as it distributes its net investment income and net realized capital gain, if any, to its shareholders. The Portfolio intends to pay out a sufficient amount of its income and capital gain, if any, to shareholders so the Portfolio won't have to pay any federal income tax. When a Portfolio makes this kind of a payment, it's split among all shares, and is called a distribution.

The Portfolio distributes any net realized capital gain at least once a year. Normally, the Portfolio declares and pays distributions of net investment income annually. The Portfolio may, however, declare and pay distributions of net investment income more frequently. Zero coupon bonds generate income each year to an investing Portfolio without generating cash for distributions. The Portfolio may be required to prematurely sell investments to make distributions or pay for redemptions.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is paid. Shares are eligible to receive distributions from the trade date or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Each time a distribution is made, the net asset value per share of the Portfolio is reduced by the amount of the distribution. We'll automatically reinvest distributions in additional shares of the Portfolio.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE PORTFOLIO. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT FEDERAL INCOME TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Shares of the Portfolio are only offered to you through a variable annuity contract and/or variable insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy. As discussed in the prospectus for your variable annuity contract or variable insurance policy, your contract or policy may qualify for favorable tax treatment.

As long as your variable annuity contract or variable insurance policy maintains favorable tax treatment, you will only be taxed on your investment in the Portfolio through such contract or policy, even if you sell Portfolio shares or receive the Portfolio's distributions. In order to qualify for such treatment, among other things, the "separate accounts" of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable insurance policies, must be "adequately diversified." The Portfolio intends to operate in such a manner so that a separate account investing in Portfolio shares on behalf of a holder of a variable annuity contract or variable insurance policy will be "adequately diversified."

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Portfolios have performed for the past five years or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in the Portfolio would have earned, assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses associated with the annuity contract or life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This financial information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Nations Separate Account Trust's financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

NATIONS HIGH YIELD BOND PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                              12/31/04#           12/31/03#           12/31/02#           12/31/01#
  Net asset value, beginning of period          $10.41              $8.45               $8.87               $8.96
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.72                0.81                0.80                1.07
  Net realized and unrealized gain/(loss)
    on investments                               0.46                1.83               (0.61)              (0.33)
  Net increase/(decrease) in net asset
    value from operations                        1.18                2.64                0.19                0.74
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.69)              (0.67)              (0.61)              (0.83)
  Distributions from net realized capital
    gains                                       (0.36)              (0.01)                --                  --
  Total dividends and distributions             (1.05)              (0.68)              (0.61)              (0.83)
  Net asset value, end of period                $10.54              $10.41              $8.45               $8.87
  TOTAL RETURN++                              11.40%(b)             31.20%              2.18%               8.32%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $98,411             $80,317             $35,354             $17,276
  Ratio of operating expenses to
    average net assets                         0.95%(a)            0.96%(a)            1.00%(a)            1.00%(a)
  Ratio of net investment income/(loss)
    to average net assets                       6.71%               8.18%               9.19%               11.43%
  Portfolio turnover rate                        43%                 43%                 62%                 64%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     1.20%(a)            1.23%(a)            1.44%(a)            2.13%(a)

                                              PERIOD ENDED
                                               12/31/00*
  Net asset value, beginning of period           $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                    0.50
  Net realized and unrealized gain/(loss)
    on investments                               (1.03)
  Net increase/(decrease) in net asset
    value from operations                        (0.53)
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.51)
  Distributions from net realized capital
    gains                                          --
  Total dividends and distributions              (0.51)
  Net asset value, end of period                 $8.96
  TOTAL RETURN++                                (5.34)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $9,843
  Ratio of operating expenses to
    average net assets                           1.00%+
  Ratio of net investment income/(loss)
    to average net assets                       10.68%+
  Portfolio turnover rate                         74%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       1.78%+

* High Yield Bond Portfolio commenced operations on July 7, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.
# Per share net investment income/(loss) has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) Had the investment adviser and/or distributor not reimbursed a portion of expenses, total return would have been reduced.

Hypothetical investment and expense information

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Portfolios assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Portfolios, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

NATIONS HIGH YIELD BOND PORTFOLIO -- CLASS A SHARES

              MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
                     0.00%                        $10,000.00                              5%
               CUMULATIVE RETURN                        CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                 BEFORE FEES &       ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR           EXPENSES              RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1              5.00%               0.60%                4.40%             $10,440.00      $   61.32
       2             10.25%               0.87%                8.71%             $10,871.17      $   92.70
       3             15.76%               0.87%               13.20%             $11,320.15      $   96.53
       4             21.55%               0.87%               17.66%             $11,787.67      $  100.52
       5             27.63%               0.87%               22.75%             $12,274.50      $  104.67
       6             34.01%               0.87%               27.81%             $12,781.44      $  108.99
       7             40.71%               0.87%               33.09%             $13,309.32      $  113.49
       8             47.75%               0.87%               38.69%             $13,858.99      $  118.18
       9             55.13%               0.87%               44.31%             $14,431.37      $  123.06
      10             62.89%               0.87%               50.27%             $15,027.38      $  128.15
  TOTAL GAIN AFTER FEES & EXPENSES                                               $ 5,027.38
  TOTAL ANNUAL FEES & EXPENSES                                                                   $1,047.62

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Portfolios to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Portfolios the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Portfolios to declare their 80% Policy a fundamental policy. The SAI identifies each Portfolio that has adopted an 80% Policy as a fundamental policy as well as each Portfolio that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Portfolio's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Portfolio reach maturity. In general, the longer the average dollar-weighted maturity, the more a Portfolio's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issued must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Portfolio's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Portfolio's portfolio management team or portfolio manager(s) to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors. An American Depository Receipt (ADR) may be considered a foreign security by a Portfolio's portfolio management team or portfolio manager(s).

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Portfolio's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities, investment grade corporate bonds and asset-, mortgage-, and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is an entity whose assets are composed primarily of such investments with a special election under the Code.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) INDEX -- an unmanaged index, measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index which measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index which measures the performance of those securities in the Russell MidCap(R) Index with higher price-to-book ratios and forecasted growth values. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500 INDEX(1) -- an unmanaged index of 500 widely held common stocks. The S&P covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Portfolios.

[COLUMBIA MANAGEMENT LOGO]

WHERE TO FIND MORE INFORMATION

You'll find more information about Nations High Yield Bond Portfolio and the other Nations Separate Account Trust Portfolios in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Portfolio investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Portfolio and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Portfolio and make shareholder inquiries by contacting Nations Separate Account Trust

By telephone:
1.800.321.7854

By mail:
NATIONS SEPARATE ACCOUNT TRUST
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Portfolio can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

SEC file number: 811-08481
Nations Separate Account Trust

PRO-36/106374-0206

[COLUMBIA MANAGEMENT LOGO]


PRELIMINARY PROSPECTUS DATED FEBRUARY 10, 2006
SUBJECT TO COMPLETION

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.



                                      ------------------------------------------
                                        NATIONS HIGH YIELD BOND PORTFOLIO
                                        NATIONS SEPARATE ACCOUNT TRUST

                                        February 20, 2006

                                        Prospectus -- Class B Shares
                                      ------------------------------------------










                                        The Securities and Exchange Commission
                                        (SEC) has not approved or disapproved
                                        these securities or determined if this
                                        prospectus is truthful or complete.

                                        Any representation to the contrary is a
                                        criminal offense.

-------------------------------------
                   May Lose Value
NOT FDIC-INSURED
                   No Bank Guarantee
-------------------------------------

AN OVERVIEW OF THE PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 26.

YOUR INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIO.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about one Nations Separate Account Trust portfolio, Nations High Yield Bond Portfolio (the "Portfolio"). The Portfolio is the underlying investment vehicle for certain variable annuity and/or variable life insurance separate accounts issued by leading life insurance companies. Please read this prospectus carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Class B shares of the Portfolio.

ABOUT THE PORTFOLIO

The Portfolio focuses on the potential to earn income by investing primarily in fixed income securities and on the potential to earn income by investing primarily in high yield debt securities. High yield bond portfolios offer the opportunity for higher levels of income than other corporate bond portfolios.

High yield debt securities, like all fixed income securities, have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of high yield debt securities, most importantly credit risk. High yield debt securities are generally more sensitive to credit risk than other types of fixed income securities.

In every case, there's a risk that you'll lose money or that you may not earn as much as you expect.

CHOOSING THE RIGHT PORTFOLIO FOR YOU

Not every Portfolio is right for every investor. When you're choosing a Portfolio to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations High Yield Bond Portfolio focuses on the potential to earn income. It may be suitable for you if:

  - you're looking for income

  - you want to diversify your existing portfolio

  - you have longer-term investment goals

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with fixed income securities, particularly high yield debt securities

  - you're seeking preservation of capital and stability of share price

You'll find a discussion of the Portfolio's investment objective, principal investment strategies and risks in the Portfolio description that starts on page 5.

FOR MORE INFORMATION

If you have any questions about the Portfolio, please call us at 1.800.353.0828 or contact your investment professional.

You'll find more information about the Portfolio in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Portfolio's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Portfolio
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE PORTFOLIO. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE PORTFOLIO. THE ADVISER AND COLUMBIA FUNDS HAVE ENGAGED A SUB-ADVISER, WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT THE ADVISER AND THE SUB-ADVISER STARTING ON PAGE 13.

--------------------------------------------------------------------------------


NATIONS HIGH YIELD BOND PORTFOLIO                                5
Sub-adviser: MacKay Shields LLC
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     10
------------------------------------------------------------------
HOW THE PORTFOLIO IS MANAGED                                    13

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and transferring shares                       16
  How selling agents are paid                                   20
  Distributions and taxes                                       22
  Legal matters                                                 23
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 24
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   26
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

NATIONS HIGH YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE PORTFOLIO'S INVESTMENT ADVISER AND MACKAY SHIELDS LLC (MACKAY SHIELDS) IS ITS SUB-ADVISER. MACKAY SHIELDS' HIGH YIELD PORTFOLIO MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT MACKAY SHIELDS AND ITS HIGH YIELD PORTFOLIO MANAGEMENT TEAM ON PAGE 13.

HIGH YIELD DEBT SECURITIES

THIS PORTFOLIO INVESTS PRIMARILY IN HIGH YIELD DEBT SECURITIES, WHICH ARE OFTEN REFERRED TO AS "JUNK BONDS." HIGH YIELD DEBT SECURITIES OFFER THE POTENTIAL FOR HIGHER INCOME THAN OTHER KINDS OF DEBT SECURITIES WITH SIMILAR MATURITIES, BUT THEY ALSO HAVE HIGHER CREDIT RISK.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks maximum income by investing in a diversified portfolio of high yield debt securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Portfolio will invest at least 80% of its assets in domestic and foreign corporate high yield debt securities. These securities are not rated investment grade, but generally will be rated "BB" or "B" by
                   Standard & Poor's Corporation. The team may choose unrated securities if it believes they are of comparable quality at the time of investment. The Portfolio is not managed to a specific duration. Its duration will generally track the
                   CSFB High Yield Index.

The Portfolio invests primarily in:

  - Domestic corporate high yield debt securities, including private placements

  - U.S. dollar-denominated foreign corporate high yield debt securities, including private placements

  - Zero-coupon bonds

  - U.S. government obligations

  - Equity securities (up to 20% of its assets), which may include convertible securities

The Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

When selecting investments for the Portfolio, the team:

  - focuses on individual security selection ("bottom-up" analysis)

  - uses fundamental credit analysis

  - emphasizes current income while attempting to minimize risk to principal

  - seeks to identify a catalyst for capital appreciation such as an operational or financial restructuring

  - tries to manage risk by diversifying the Portfolio's investments across securities of many different issuers

The team may sell a security when its market price rises above the target price the team has set, when it believes there has been a deterioration in an issuer's fundamentals, such as earnings, sales or management, or an issuer's credit quality, or to maintain portfolio diversification, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations High Yield Bond Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      - CREDIT RISK -- The types of securities in which the Portfolio typically invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - CHANGING DISTRIBUTION LEVELS -- The level of monthly income distributions paid by the Portfolio depends on the amount of income paid by the securities the Portfolio holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      - INTEREST RATE RISK -- The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - LIQUIDITY RISK -- There is a risk that a security held by the Portfolio cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

      - FOREIGN INVESTMENT RISK -- Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE PORTFOLIO'S CURRENT YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. A
                   PORTFOLIO'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Portfolio's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004     2005
               ----     ----     ----     ----     ----
               8.32%    2.18%   31.20%   11.40%    2.15%




      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND QUARTER 2003:          10.75%
         WORST: 3RD QUARTER 2002:         -5.88%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

      The table shows the Portfolio's average annual total return for each period, compared with the CSFB High Yield Index, an unmanaged index that mirrors the high yield debt market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         NATIONS HIGH YIELD BOND PORTFOLIO                2.15%   10.57%     8.50%



         CSFB HIGH YIELD INDEX (REFLECTS NO DEDUCTIONS
           FOR FEES OR EXPENSES)                          2.26%    9.83%    8.00%(1)

      *THE INCEPTION DATE OF CLASS A SHARES OF NATIONS HIGH YIELD BOND PORTFOLIO
       IS JULY 7, 2000. THE RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

      (1)PERFORMANCE INFORMATION IS FROM JUNE 30, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM A PORTFOLIO'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE PORTFOLIO AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, ADMINISTRATION, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE PORTFOLIO MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class B shares of the Portfolio. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy.
                   This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fees and expense information can be found in the section -- HYPOTHETICAL INVESTMENT AND EXPENSE
                   INFORMATION

         SHAREHOLDER FEES
         (Fees paid directly from your investment)
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES



         (Expenses that are deducted from the Portfolio's assets)



         Management fees                                                0.78%



         Distribution (12b-1) fees                                      0.25%



         Other expenses                                                 0.09%
                                                                         --------



         Total annual Portfolio operating expenses                      1.12%



         Fee waivers and/or reimbursements                             (0.46)%(1)
                                                                         --------



         Total net expenses                                             0.66%
                                                                         ========

     (1)Columbia Management Advisors, LLC has contractually agreed to waive advisory fees and reimburse the Portfolio for certain expenses so that the Total annual Portfolio operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses (if any)), will not exceed 0.60% for one year after the reorganization, expected to occur on May 1, 2006, (the "Reorganization"). In addition, Columbia Management Advisors, LLC has contractually agreed to waive 0.19% of the Rule 12b-1 plan fee for the Class B Shares for one year after the Reorganization.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class B shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire April 30, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $67      $310      $572      $1,322

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about the Portfolio's investment objective, principal investment strategies and risks in the descriptions starting on page
5. The following are some other risks and information you should consider before you invest:

      - Nations Separate Account Trust has obtained exemptive relief from the SEC relating to the sale of shares to life insurance companies and qualified plans. Accordingly, the Portfolio may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in Nations Separate Account Trust and the interests of qualified plans investing in Nations Separate Account Trust may conflict. Nations Separate Account Trust currently does not foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Portfolio can be changed without shareholder approval. The 80% Policy of the Portfolio may be changed without shareholder approval by giving the shareholder at least 60 days notice.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Portfolio may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Portfolio becomes a feeder fund it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Portfolio may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest its assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Portfolio.

      - FOREIGN INVESTMENT RISK -- Portfolios that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If the Portfolio invests in emerging markets there may be other risks involved, such as those of immature economics and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- The Portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- The Portfolio may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Portfolios in the Columbia Funds Family, including investment advisory, investment sub-advisory, distribution, administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Portfolios. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TRANSACTION COSTS -- The Portfolio may incur significant transaction costs that are in addition to the total annual Portfolio operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Portfolio's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Portfolio's transactions costs are not.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Portfolio's SAI and on the Columbia Funds' website. In addition, a complete list of the Portfolio's holdings for each calendar quarter will be available on the Columbia Funds website at www.columbiafunds.com under Fund Portfolio Data and will remain available on the linked website as part of the Trust's filings with the SEC.

      - PORTFOLIO TURNOVER -- A Portfolio that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Portfolio's returns. The Portfolio generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading.

How the Portfolio is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Nations Separate Account Trust Portfolio offered in this prospectus. Nations Separate Account Trust is a series of mutual funds that provides underlying investment alternatives for certain variable annuity contracts and/or variable life insurance policies.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Nations Separate Account Trust pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. The Adviser uses part of this money to pay the investment sub-adviser for the services it provides to the Portfolio.

The Adviser has agreed to waive fees and/or reimburse certain expenses for the Portfolio. You'll find a discussion of any waiver and/or reimbursement in the Portfolio description. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Annual Report.

The following chart shows the maximum advisory fee the Adviser can receive, along with the actual advisory fee the Adviser and/or an affiliate received during the Portfolio's last fiscal year, after waivers and/or reimbursements.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  NATIONS HIGH YIELD BOND PORTFOLIO                           0.55%        0.55%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser engage an investment sub-adviser for the Portfolio to make day-to-day investment decisions for the Portfolio. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-adviser and evaluates the Portfolio's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Portfolio:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Portfolio have applied for relief from the SEC to permit the Portfolio to act on many of the Adviser's recommendations with approval only by the Board and not by Portfolio shareholders. The Adviser or the Portfolio would inform the Adviser's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Portfolio obtain the relief, the Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Nations Separate Account Trust and the Adviser have engaged the following sub-adviser to provide day-to-day portfolio management for the Portfolio. The sub-adviser functions under the supervision of the Adviser and the Board of Nations Separate Account Trust. Information about the sub-adviser and the portfolio managers and/or team members of the sub-adviser that are responsible for the day-to-day investment decisions for the Portfolio is provided below. The SAI provides additional information about the compensation of these portfolio managers/team members, other accounts managed by the portfolio managers/team members and the portfolio managers'/team members' ownership of securities in the Portfolio.

--------------------------------------------------------------------------------

MACKAY SHIELDS LLC

9 WEST 57TH STREET
NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------


MACKAY SHIELDS LLC

Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. As of June 30, 2004 the firm's 86 investment professionals manage more than $37 billion in assets, including over $15 billion in high yield assets.


MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Nations High Yield Bond Portfolio.

J. MATTHEW PHILO, CFA Matt Philo is a Senior Managing Director of MacKay Shields and is a Portfolio Manager/Research Analyst on the High Yield Portfolio Management Team. Mr. Philo was promoted to Senior Managing Director in the fourth quarter of 2004 and promoted to Managing Director in the first quarter of 2000. Mr. Philo joined MacKay Shields in 1996 from Thorsell, Parker Partners Inc. where he was an analyst and portfolio manager focusing on mid-cap companies. He was previously with Moran Asset Management as an equity portfolio manager and analyst. Mr. Philo became a holder of the Chartered Financial Analyst designation in 1993. He received a BA in Economics from the State University of New York at Albany and a MBA in Finance from New York University. Mr. Philo has been in the investment management and research industry since 1984.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


The Portfolio is distributed by Columbia Management Distributors, Inc., a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may pay commissions and distribution (12b-1) fees, and/or other compensation to companies for selling shares.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Portfolio and is responsible for overseeing the administrative operations of the Portfolio. The Portfolio pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Portfolio and is paid monthly, as follows:

  NATIONS HIGH YIELD BOND PORTFOLIO                              0.23%


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services, Inc., (Transfer Agent) is the transfer agent for the Portfolio's shares and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and transferring shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING SHARES OF THE PORTFOLIO. SELLING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS, PARTICIPATING LIFE INSURANCE COMPANIES, AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


Nations Separate Account Trust Portfolios are available only to owners of variable annuity contracts and/or variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Portfolio.

SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Portfolio's long-term shareholders may be adversely affected by certain short-term trading activity by Portfolio shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Portfolio shares held by long-term shareholders and have other adverse effects on the Portfolio. This type of excessive short-term trading activity is referred to herein as "market timing." The Portfolio is not intended as a vehicle for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Portfolio to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Portfolio by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Portfolio's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Portfolio's ability to provide the maximum investment return to all participants. Certain Portfolios may be more susceptible to these negative effects of market timing. For example, Portfolios that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. The Portfolios that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Shares of the Portfolio are held through insurance company separate accounts. Accordingly, essentially all purchase, redemption, and transfer orders are received through omnibus accounts, in which shares are held in the name of an insurance company on behalf of multiple variable product owners. Transaction requests submitted to the Portfolio reflect the netting of transactions of multiple variable product owners whose individual transactions are not disclosed to the Portfolio. Therefore, Columbia Funds typically is not able to identify trading by a particular variable product owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, Columbia Funds monitors each separate account's daily purchase and redemption orders, which reflect the aggregate and net result of all purchase, redemption, and transfer activity of all variable product owners in that separate account. If Columbia Funds detects that a separate account has conducted two "round trips" (as defined below) in a Portfolio that are deemed material by Columbia Funds in any 28-day period or if, in the opinion of Columbia Funds, the separate account's prior history may be consistent with a pattern of market timing by variable product owners, Columbia Funds will request that the insurance company research the source of the activity and determine whether a particular variable product owner is engaging in market timing in violation of Columbia Funds' policy. If an insurance company determines that a variable product owner has conducted two round trips that are deemed material by Columbia Funds in any 28-day period, Columbia Funds' will generally require rejection of such variable product owner's future purchase orders, including transfer purchase orders, involving any Portfolio. In addition, if Columbia Funds determines that any variable product owner or separate account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders, involving the same or any other Portfolio. In any event, Columbia Funds also retains the right to reject any order to buy or transfer shares and also retains the right to modify these market timing policies at any time without prior notice to shareholders. The right to redeem shares of a Portfolio are not affected by any of these limits.

For these purposes, a "round trip" is a purchase by any means into a Portfolio followed by a redemption, of any amount, by any means out of the same Portfolio. Under this definition, a transfer into a Portfolio followed by a transfer out of the same Portfolio is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an insurance company, adviser, selling agent or trust department, generally will not be considered to be under common ownership or control. The two round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate trading activity at the request of Columbia Funds, stop activity that proves to be against Columbia Funds' policies or implement Columbia Funds' market timing policies and practices. Columbia Funds must rely, in large part, on the rights, ability, and willingness of insurance companies to detect and deter market timing. Columbia Funds' policies are separate from, and in addition to, any policies and procedures adopted by an insurance company relating to variable product owner transactions. Certain insurance companies have different policies regarding monitoring and restricting market timing in the underlying variable product owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Columbia Funds' practices. For example, the terms and conditions of certain existing insurance contracts between an insurance company and a variable product owner may limit the ability of the insurance company to address frequent trading activity by the variable product owner. If the policy of an insurance company is to follow the market timing policy of the underlying investment options, then the policies and practices of the Columbia Funds discussed herein will be implemented by such insurance company. The prospectus that describes your annuity contract and/or life insurance policy will contain a description of the insurance company's policies and procedures, if any, with respect to market timing. Columbia Funds reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, insurance company separate accounts. In addition, Columbia Funds reserves the right to remove any insurance company from its platform that does not cooperate with the Portfolio's effort to deter market timing.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that either Columbia Funds' or the insurance companies' policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Portfolio which may result in certain variable product owners being able to market time a Portfolio while the other variable product owners in that Portfolio bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Portfolio shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

HOW SHARES ARE PRICED

All transactions are based on the price of the Portfolio's shares -- or its net asset value per share. We calculate net asset value per share for the Portfolio at the end of each business day. First, we calculate the net asset value for the Portfolio by determining the value of the Portfolio's assets and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors hold in the Portfolio.

VALUING SECURITIES IN A PORTFOLIO

The value of the Portfolio's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and (4) a security whose market price is not available from a pre-established pricing service. In addition, the Portfolio may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which the Portfolio's share price is calculated. Foreign exchanges typically close before the time as of which Portfolio shares prices are calculated, and may be closed altogether on some days the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Portfolios that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold.

How selling agents are paid
(PERCENT SIGN GRAPHIC)

Selling agents usually receive compensation based on your investment in the Portfolio. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

--------------------------------------------------------------------------------

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12b-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12b-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED.

--------------------------------------------------------------------------------


DISTRIBUTION (12b-1) FEES

The Distributor and selling agents may be compensated for selling shares and providing services to investors under a distribution plan.

The Distributor and selling agents may receive a maximum annual distribution (12b-1) fee of 0.25% for selling shares of variable annuity contracts and/or variable life insurance policies with whom the selling agents have a relationship.

The Advisor has contractually agreed to waive 0.19% of the 12b-1 fee for one year after the Reorganization.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Portfolio's assets on an ongoing basis they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Portfolio pays these fees to the Distributor and/or to eligible selling agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling agents may also receive:

  - a bonus, incentive or other cash compensation relating to the sale, promotion and marketing of the Portfolio

  - additional amounts on all sales of shares:

    - up to 1.00% of the offering price per share

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Portfolio, is discretionary and may be available only to selected selling agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Portfolio for distribution-related activities or other services they provide. These amounts, which are in addition to any distribution (12b-1) fees paid by the Portfolio, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Portfolio, including, for example, presenting the Portfolio on "preferred" or "select" lists, in return for the payments. Selling agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Portfolio shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Portfolio and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes

(TAXES GRAPHIC)

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A portfolio can also have capital gain if the value of its investments increases. If a portfolio sells an investment at a gain, the gain is realized. If a portfolio continues to hold the investment, any gain is unrealized.

A mutual fund is generally not subject to federal income tax as long as it distributes its net investment income and net realized capital gain, if any, to its shareholders. The Portfolio intends to pay out a sufficient amount of its income and capital gain, if any, to shareholders so the Portfolio won't have to pay any federal income tax. When a Portfolio makes this kind of a payment, it's split among all shares, and is called a distribution.

The Portfolio distributes any net realized capital gain at least once a year. Normally, the Portfolio declares and pays distributions of net investment income annually. The Portfolio may, however, declare and pay distributions of net investment income more frequently. Zero coupon bonds generate income each year to an investing Portfolio without generating cash for distributions. The Portfolio may be required to prematurely sell investments to make distributions or pay for redemptions.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is paid. Shares are eligible to receive distributions from the trade date or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Each time a distribution is made, the net asset value per share of the Portfolio is reduced by the amount of the distribution. We'll automatically reinvest distributions in additional shares of the Portfolio.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE PORTFOLIO. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT FEDERAL INCOME TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Shares of the Portfolio are only offered to you through a variable annuity contract and/or variable insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy. As discussed in the prospectus for your variable annuity contract or variable insurance policy, your contract or policy may qualify for favorable tax treatment.

As long as your variable annuity contract or variable insurance policy maintains favorable tax treatment, you will only be taxed on your investment in the Portfolio through such contract or policy, even if you sell Portfolio shares or receive the Portfolio's distributions. In order to qualify for such treatment, among other things, the "separate accounts" of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable insurance policies, must be "adequately diversified." The Portfolio intends to operate in such a manner so that a separate account investing in Portfolio shares on behalf of a holder of a variable annuity contract or variable insurance policy will be "adequately diversified."

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Hypothetical investment and expense information

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Portfolios assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Portfolios, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

NATIONS HIGH YIELD BOND FUND PORTFOLIO -- CLASS B SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.66%                4.34%             $10,434.00      $   67.43
       2           10.25%              1.12%                8.39%             $10,838.34      $  119.13
       3           15.76%              1.12%               12.59%             $11,259.39      $  123.75
       4           21.55%              1.12%               16.96%             $11,696.25      $  128.55
       5           27.63%              1.12%               21.50%             $12,150.06      $  133.54
       6           34.01%              1.12%               26.21%             $12.621.49      $  138.72
       7           40.71%              1.12%               31.11%             $13,111.20      $  144.10
       8           47.75%              1.12%               36.20%             $13,619.92      $  149.69
       9           55.13%              1.12%               41.48%             $14,148.37      $  155.50
      10           62.89%              1.12%               46.97%             $14,697.33      $  161.54



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,697.33
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,321.95

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Portfolios to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Portfolios the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Portfolios to declare their 80% Policy a fundamental policy. The SAI identifies each Portfolio that has adopted an 80% Policy as a fundamental policy as well as each Portfolio that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Portfolio's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Portfolio reach maturity. In general, the longer the average dollar-weighted maturity, the more a Portfolio's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issued must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Portfolio's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Portfolio's portfolio management team or portfolio manager(s) to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors. An American Depository Receipt (ADR) may be considered a foreign security by a Portfolio's portfolio management team or portfolio manager(s).

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Portfolio's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities, investment grade corporate bonds and asset-, mortgage-, and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is an entity whose assets are composed primarily of such investments with a special election under the Code.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) INDEX -- an unmanaged index, measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index which measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index which measures the performance of those securities in the Russell MidCap(R) Index with higher price-to-book ratios and forecasted growth values. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500 INDEX(1) -- an unmanaged index of 500 widely held common stocks. The S&P covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Portfolios.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

[COLUMBIA MANAGEMENT LOGO]

WHERE TO FIND MORE INFORMATION

You'll find more information about Nations High Yield Bond Portfolio and the other Nations Separate Account Trust Portfolios in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Portfolio investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Portfolio and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Portfolio and make shareholder inquiries by contacting Nations Separate Account Trust

By telephone:
1.800.321.7854

By mail:
NATIONS SEPARATE ACCOUNT TRUST
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
www.columbiafunds.com

Information about the Portfolio can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.



SEC file number: 811-08481
Nations Separate Account Trust

PRO-PRO-36/106164-0206